Debt and Bank Credit Agreements and Leases (Short-term Debt Outstanding) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Total	$ 39	$ 33
Other Short-Term Borrowings
Short-term Debt [Line Items]
Other, weighted average 3.72% as of Dec. 31, 2011 and 3.39% as of December 31, 2010	$ 39	$ 33